Investment Securities, Available-for-sale Securities, Transaction Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses [Abstract]
Proceeds from sales	$ 22,945	$ 69,147	$ 160,820
Proceeds from calls	232,010	251,927	256,384
Gross realized gains	251	720	1,702
Gross realized losses	0	3	80
Income tax expense recognized on net gains on sales and calls of securities available for sale	100	287	$ 649
Securities available for sale pledged to secure short-term borrowings and for other purposes	$ 277,100	$ 298,500